Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent
Short-term deposits	$ 10,326	$ 9,965
Current bank accounts	33,905	90,368
Total	$ 44,231	$ 100,333	$ 90,869	$ 15,818